Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of liabilities [line items]
Net amount presented	$ 148,012	$ 158,387
Net amount presented	328,333	338,037
Trade and Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	16,281	17,635
Gross amounts offset	(1,513)	(1,355)
Net amount presented	14,768	16,280
Trade and Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	30,501	30,379
Gross amounts offset	(1,513)	(1,355)
Net amount presented	$ 28,988	$ 29,024